SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility	63.63%
Expected dividends	0.00%	0.00%
Expected term (in years)	5 years 9 months
Risk free rate	4.64%
Fair value of Class Ordinary Shares	$ 3.47
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility		66.00%
Expected term (in years)		5 years
Risk free rate		3.59%
Fair value of Class Ordinary Shares		$ 2.64
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility		68.00%
Expected term (in years)		5 years 5 months 19 days
Risk free rate		3.66%
Fair value of Class Ordinary Shares		$ 0.0302